Note 09 - Petroleum and Alcohol Account - Receivable from Federal Government (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Petroleum and alcohol account - receivable from Federal Government (Note 9)	$ 448	$ 493